Concentration of major customers and suppliers (Detail Textuals)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Customer concentration risk | Major customer one | Total sales
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	68.00%	76.00%	80.00%
Customer concentration risk | Major customer one | Accounts receivable
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	96.00%	67.00%
Customer concentration risk | Major customer two | Accounts receivable
Major Customers And Suppliers [Line Items]
Concentration risk, percentage		29.00%
Supplier concentration risk | Major supplier one | Advances to suppliers
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	54.00%	62.00%
Supplier concentration risk | Major supplier one | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	54.00%	60.00%	57.00%
Supplier concentration risk | Major supplier two | Advances to suppliers
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	42.00%	37.00%
Supplier concentration risk | Major supplier two | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	27.00%	20.00%	30.00%